UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Vice President/COO
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	1/24/2013
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: 103,597 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1072 8235.000 SH       SOLE                 8135.000           100.000
APPLE INC                      COM              037833100     2471 4642.000 SH       SOLE                 4492.000           150.000
AT&T Inc.                      COM              00206R102      884 26200.000SH       SOLE                26100.000           100.000
BANK OF AMERICA CORP           COM              060505104     1615 139070.000SH      SOLE               139070.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     1609   12.000 SH       SOLE                   12.000
BOSTON BEER COMPANY INC-A      COM              100557107     1711 12725.000SH       SOLE                12725.000
CATERPILLAR INC DEL COM        COM              149123101      941 10500.000SH       SOLE                10300.000
CHESAPEAKE ENERGY CORP         COM              165167107      582 35000.000SH       SOLE                35000.000
CITIGROUP                      COM              172967101      815 20600.000SH       SOLE                20600.000
COMERICA INC COM               COM              200340107      770 25350.000SH       SOLE                25350.000
CONOCOPHILLIPS                 COM              20825C104      904 15586.000SH       SOLE                15546.000            40.000
COVENTRY HEALTH CARE INC       COM              222862104     1345 30000.000SH       SOLE                30000.000
DOMINOS PIZZA INC              COM              25754A201     3484 80000.000SH       SOLE                80000.000
ENERGEN CORP                   COM              29265N108     1128 25000.000SH       SOLE                25000.000
ENSCO PLC                      COM              G3157S109     1041 17556.000SH       SOLE                17556.000
EXXON MOBIL CORP COM           COM              30231G102      775 8952.000 SH       SOLE                  652.000          8300.000
FANNIE MAE                     COM              313586109        6 21110.000SH       SOLE                21110.000
FEDERAL HOME LN MTG CP COM     COM              313400301        4 14025.000SH       SOLE                14025.000
FIFTH THIRD BANCORP            COM              316773100      774 50907.000SH       SOLE                50907.000
FORD MOTOR COMPANY             COM              345370860      700 54000.000SH       SOLE                54000.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1535 44875.000SH       SOLE                44375.000
GAMESTOP CORP CLASS A          COM              36467W109     1298 51700.000SH       SOLE                50750.000           200.000
GENERAL ELEC CO COM            COM              369604103     1501 71493.599SH       SOLE                70043.599           850.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1467 11500.000SH       SOLE                11500.000
GOOGLE                         COM              38259P508     1086 1535.000 SH       SOLE                 1535.000
IMAGING DIAGNOSTIC SYSTEMS INC COM              45244W100        1 100000.000SH      SOLE               100000.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100      620 5000.000 SH       SOLE                 5000.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      623 3250.000 SH       SOLE                 3250.000
LEAR CORPORATION               COM              521865105      937 20000.000SH       SOLE                20000.000
MAGNA INTERNATIONAL INC        COM              559222401      876 17500.000SH       SOLE                17500.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      478 82600.000SH       SOLE                82600.000
MEDTRONIC INC COM              COM              585055106     1668 40650.000SH       SOLE                40500.000           150.000
MERCK & CO INC COM             COM              58933Y105     1107 27022.000SH       SOLE                26787.000           235.000
MGM RESORTS INTERNATIONAL      COM              552953101     1599 137300.000SH      SOLE               135950.000          1350.000
MICROSOFT CORP COM             COM              594918104     1016 38025.000SH       SOLE                37775.000           250.000
MOSAIC COMPANY                 COM              61945C103      992 17500.000SH       SOLE                17500.000
NOBLE CORP                     COM              H5833N103     1045 30000.000SH       SOLE                30000.000
PARKER HANNIFIN CORP           COM              701094104      851 10000.000SH       SOLE                10000.000
QUALCOMM INC                   COM              747525103      774 12500.000SH       SOLE                12500.000
RESEARCH IN MOTION             COM              760975102      773 65100.000SH       SOLE                65100.000
RESTRICTED BIOMAX TECH         COM              09061C100        0 21149.000SH       SOLE                21149.000
REYNOLDS AMERICAN INC          COM              761713106     1042 25150.000SH       SOLE                25000.000           150.000
WMS INDUSTRIES INC             COM              929297109      804 45900.000SH       SOLE                45900.000
ZIMMER HOLDINGS INC            COM              98956P102     1337 20050.000SH       SOLE                20050.000
ENERGY SELECT SPDR                              81369Y506      215     3000 SH       SOLE                     3000
INDUSTRIAL SELECT SPDR                          81369Y704     1516    40000 SH       SOLE                                      40000
MATERIALS SELECT SPDR                           81369Y100     1625    43275 SH       SOLE                     3275             40000
PWERSHARES DYNAMIC ENERGY                       73935X385      537    12500 SH       SOLE                                      12500
RUSSELL 1000 INDEX                              464287622    10980   138714 SH       SOLE                    10439            128275
RUSSELL 1000 VALUE INDEX FUND                   464287598     2559    35140 SH       SOLE                    34360               780
RUSSELL 2000 SMALL CAP INDEX F                  464287655     2799    33185 SH       SOLE                     7655             25530
RUSSELL 3000 INDEX FUND                         464287689      446     5265 SH       SOLE                      265              5000
RUSSELL MIDCAP INDEX FUND                       464287499     4788    42329 SH       SOLE                    26574             15755
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     2064    41075 SH       SOLE                     9575             30750
S&P MIDCAP 400                                  464287507      364     3575 SH       SOLE                     3575
S&P MIDCAP 400/BARRA VALUE                      464287705      471     5333 SH       SOLE                     5333
SPDR DOWN JONES INDL AVG                        78467X109    13290   101775 SH       SOLE                     1775            100000
SPDR OIL & GAS EQUIP & SERV                     78464A748     1039    30000 SH       SOLE                                      30000
SPDR S&P OIL & GAS EXP &PR                      78464A730     1352    25000 SH       SOLE                                      25000
DFA U.S. LARGE CAP VALUE FUND                   233203827    11054 482690.655SH      SOLE                31227.914        448988.980
DFA U.S. SMALL CAP VALUE FUND                   233203819     2463 93952.713SH       SOLE                24591.064         68299.355
AIG FRACTIONAL WTS/PROD 19/01/ WT               ACG874152        0    65000 SH       SOLE                                      65000